Borrowings - Narrative (Details) $ / shares in Units, € in Millions, $ in Millions		1 Months Ended	2 Months Ended	4 Months Ended		12 Months Ended
	Oct. 20, 2021 USD ($) $ / shares shares	Mar. 31, 2019 USD ($)	Dec. 31, 2021 USD ($)	Oct. 31, 2021 USD ($)	Oct. 19, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Jun. 30, 2021 USD ($)	Jun. 30, 2021 EUR (€)	Dec. 31, 2020 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2020 EUR (€)	Dec. 31, 2019 USD ($)	Jun. 30, 2019 USD ($)	Dec. 31, 2021 EUR (€)	Oct. 20, 2021 EUR (€)	Oct. 01, 2021	Jul. 31, 2021 USD ($)	Jun. 30, 2021 EUR (€)	Jun. 30, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	May 31, 2019 USD ($)	May 31, 2019 CAD ($)
Debt Instrument [Line Items]
Fair market value of credit agreement			$ 825,200,000			$ 825,200,000
Fair market value of term loan								$ 906,400,000			$ 662,500,000
Debt issuance costs			900,000		$ 0			0			0			$ 8,100,000
Amortization expense			700,000					3,200,000			2,600,000			2,800,000
Write off of debt issuance cost		$ 12,800,000											$ 12,800,000
Debt instrument, overdraft facilities amount			0			0		0			0
Accounts receivable, held-for-sale			9,100,000			9,100,000									€ 8.0
Other short-term borrowings			400,000			400,000		800,000			0.0
Restricted cash			1,300,000			1,300,000		1,300,000			1,600,000
Notes payable to related parties, non-current			0			0		1,170,500,000			987,100,000
Related party debt instrument, simple interest rate																	11.50%
Shareholder Notes
Debt Instrument [Line Items]
Notes payable to related parties, non-current			0			0		1,166,800,000			983,700,000
Management Notes
Debt Instrument [Line Items]
Notes payable to related parties, non-current			0			0		$ 3,700,000			3,400,000
Plus Accrued Paid In Kind Interest Notes | Shareholder Notes
Debt Instrument [Line Items]
Interest rate								11.50%									6.00%		11.50%
Related party debt notes authorized to be issued amount													900,000,000.0
Related party debt instruments admitted to trading								$ 181,500,000			99,600,000
Shareholder notes available for trading								1,158,400,000			976,900,000
Related party debt note principal balance								683,900,000
Related party debt instrument accrued interest amount								474,500,000
Related party debt instrument face value carrying interest at specified rates								70,000,000.0
Accrued interest								64,600,000		$ 113,600,000	56,300,000		101,300,000
Plus Accrued Paid In Kind Interest Notes | Management Notes
Debt Instrument [Line Items]
Related party debt notes authorized to be issued amount													5,000,000.0
Shareholder notes available for trading								3,600,000			3,400,000
Accrued interest										200,000			200,000
Plus Accrued Paid In Kind Cash And Interest Notes | Management Notes
Debt Instrument [Line Items]
Accrued interest								200,000			100,000
Letter of Credit
Debt Instrument [Line Items]
Line of credit facility, current borrowing capacity			79,700,000			79,700,000		79,900,000			53,100,000				€ 70.3				€ 67.3	€ 47.3
Proceeds from lines of credit						42,700,000	€ 37.7	29,300,000	€ 24.7		23,700,000	€ 21.2
Restricted cash			$ 1,300,000			$ 1,300,000		$ 1,000,000.0			1,700,000
Letter of Credit | Minimum
Debt Instrument [Line Items]
Interest rate			0.50%			0.50%									0.50%
Letter of Credit | Maximum
Debt Instrument [Line Items]
Interest rate			2.00%			2.00%									2.00%
2021 Credit Agreement | Secured Debt
Debt Instrument [Line Items]
Loan amount			$ 830,000,000.0			$ 830,000,000.0
2021 Credit Agreement | Revolving Credit Facility
Debt Instrument [Line Items]
Loan amount			$ 90,000,000.0			$ 90,000,000.0
Line of credit facility, unused capacity, commitment fee percentage						0.50%	0.50%
Line of credit facility, stepdowns, commitment fee percentage						0.375%	0.375%
Line of credit facility, commitment fee percentage						0.25%	0.25%
Leverage ratio						7.00	7.00
Revolving credit facility of exceed revolving credit commitment, percentage						40.00%	40.00%
Loan term			5 years			5 years									5 years
Maximum borrowing capacity			$ 81,900,000			$ 81,900,000
Debt issuance costs						$ 1,800,000
2021 Credit Agreement | Revolving Credit Facility | Maximum | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate						2.75%	2.75%
2021 Credit Agreement | Term Loan Facility
Debt Instrument [Line Items]
Loan amount | €																					€ 125.0
Loan term			7 years			7 years									7 years
Debt instrument, quarterly repayment, percentage			0.25%			0.25%									0.25%
Repayments of term loan						$ 1,700,000
Term loan, amount outstanding			$ 828,300,000			828,300,000
Debt issuance costs						$ 21,700,000
2021 Credit Agreement | Term Loan Facility | Adjusted LIBOR
Debt Instrument [Line Items]
Interest rate			3.25%			3.25%									3.25%
2021 Credit Agreement | Term Loan Facility | Minimum | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate						0.50%	0.50%
2021 Credit Agreement | Term Loan Facility | Maximum | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate						2.75%	2.75%
2021 Credit Agreement | Letter of Credit
Debt Instrument [Line Items]
Maximum borrowing capacity			$ 8,100,000			$ 8,100,000
2021 Credit Agreement | USD Term Loan
Debt Instrument [Line Items]
Loan amount										$ 225,000,000.0			66,000,000.0					$ 34,000,000.0
2019 Credit Facility
Debt Instrument [Line Items]
Debt issuance costs														16,300,000
Debt instruments, interest rate period								3 months	3 months
2019 Credit Facility | Secured Debt
Debt Instrument [Line Items]
Loan amount													450,000,000.0
2019 Credit Facility | Revolving Credit Facility
Debt Instrument [Line Items]
Loan amount													$ 90,000,000.0
Line of credit facility, unused capacity, commitment fee percentage													0.50%
Loan term													5 years								5 years
Maximum borrowing capacity								$ 81,300,000			46,000,000.0
Debt issuance costs													$ 900,000
Write off of debt issuance cost													$ 400,000
2019 Credit Facility | Revolving Credit Facility | Maximum | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate													4.00%
2019 Credit Facility | Term Loan Facility
Debt Instrument [Line Items]
Write off of debt issuance cost													$ 15,400,000
2019 Credit Facility | Letter of Credit
Debt Instrument [Line Items]
Maximum borrowing capacity								$ 8,700,000			$ 9,000,000.0
2019 Credit Facility | USD Term Loan
Debt Instrument [Line Items]
Loan term													7 years								7 years
Debt instrument, quarterly repayment, percentage													0.25%								0.25%
2019 Credit Facility | USD Term Loan | Adjusted LIBOR
Debt Instrument [Line Items]
Interest rate	4.08%							4.15%			5.07%					4.08%			4.15%	5.07%
Repayment of debt				$ 1,900,000				$ 7,200,000			$ 5,500,000
Outstanding balance	$ 759,400,000							761,300,000			543,500,000
2019 Credit Facility | USD Term Loan | Eurodollar
Debt Instrument [Line Items]
Repayment of debt								$ 1,500,000
2019 Credit Facility | USD Term Loan | Maximum | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate													4.00%
2019 Credit Facility | Euro Term Loan
Debt Instrument [Line Items]
Debt instrument, quarterly repayment, percentage													0.25%								0.25%
2019 Credit Facility | Euro Term Loan | Eurodollar
Debt Instrument [Line Items]
Loan term													7 years								7 years
Interest rate								4.25%											4.25%
Repayment of debt					$ 400,000						1,400,000
Outstanding balance	141,900,000							$ 145,100,000			$ 138,600,000					€ 121.9			€ 122.2	€ 123.4
2019 Credit Facility | Euro Term Loan | Maximum | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate													4.25%
2019 Credit Facility | Usd And Euro Term Loan | Incremental Proceeds 2021 | Credit Facility Amendment Agreement
Debt Instrument [Line Items]
Debt issuance costs														6,200,000
2019 Credit Facility | Usd And Euro Term Loan | Incremental Proceeds 2020 | Credit Facility Amendment Agreement
Debt Instrument [Line Items]
Debt issuance costs														$ 1,200,000
2019 Credit Facility | Previous Revolving Credit Agreement
Debt Instrument [Line Items]
Write off of debt issuance cost		$ 200,000
2019 Credit Facility | NRG Loan
Debt Instrument [Line Items]
Loan amount								$ 7,400,000											€ 7.2
Interest rate								2.00%											2.00%
2019 Credit Facility | Canadian Financial Institution
Debt Instrument [Line Items]
Loan amount																						$ 1,300,000	$ 1.7
Interest rate																						4.15%	4.15%
2019 Credit Facility | JLG Note Payable
Debt Instrument [Line Items]
Loan amount																						$ 200,000
Interest rate								6.00%											6.00%
GSAH
Debt Instrument [Line Items]
Purchase consideration	2,632,300,000
Payments to acquire businesses, gross	1,310,000,000.0
Equity interest, value	$ 400,000,000
Share price (in dollars per share) | $ / shares	$ 10.45
GSAH | Class A Common Stock
Debt Instrument [Line Items]
Business acquisition equity interest issued or issuable (in shares) | shares	30,401,902
GSAH | Class B Common Stock
Debt Instrument [Line Items]
Business acquisition equity interest issued or issuable (in shares) | shares	8,560,540